Restatement of Previously Issued Financial Statements - Schedule of Consolidated Balance Sheets (Parentheticals) (Details) - Class A Ordinary Shares - $ / shares	Jun. 30, 2025	May 22, 2025	Nov. 01, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Consolidated Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,333,333			479,000,000	479,000,000
Ordinary shares, shares issued	2,467,337	3,375	10,885	146,738,806	137,750,000	[1]
Ordinary shares, shares outstanding	2,467,337			146,738,806	137,750,000	[1]

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4.